UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2538
                                    --------------------------------------------

                           Touchstone Investment Trust
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               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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              (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  09/30
                          --------
Date of reporting period: 06/30/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund - June 30, 2008 (Unaudited)
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                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

              PREFERRED STOCKS -- 0.9%
      12,500  Citigroup VIII                                       $    250,125
      12,000  Freddie Mac                                               291,600
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              TOTAL PREFERRED STOCKS                               $    541,725
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  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 29.3%
$    180,000  May Department Stores,
                 5.950%, 11/1/08                                   $    179,855
     300,000  British Sky Broadcasting,
                 6.875%, 2/23/09                                        304,548
     455,000  Countrywide Home Loan,
                 4.125%, 9/15/09                                        434,562
     425,000  Prologis, 5.250%, 11/15/10                                424,289
     275,000  Mohawk Industries Inc,
                 5.750%, 1/15/11                                        275,561
     275,000  Deutsche Telecom, 5.375%, 3/23/11                         276,627
     350,000  XSTRATA Finance Canada
                 144a, 5.500%, 11/16/11                                 346,213
     125,000  Morgan Stanley, 5.625%, 1/9/12                            125,093
     170,000  Donnelley (R.R.) & Sons,
                 5.625%, 1/15/12                                        166,495
     220,000  Federated Retail Holding,
                 5.350%, 3/15/12                                        204,426
   6,098,400  Dow Jones CDX HY 8-T1
                 144a, 7.625%, 6/29/12                                5,598,940
     400,000  American General Finance,
                 4.875%, 7/15/12                                        367,376
     350,000  Key Bank NA, 5.500%, 9/17/12                              324,971
     335,000  Kraft Foods Inc, 6.000%, 2/11/13                          338,458
     345,000  Canadian Pacific Railroad
                 Company, 5.750%, 5/15/13                               343,011
     325,000  Arcelormittal 144a, 5.375%, 6/1/13                        320,022
     235,000  Nucor Corp, 5.000%, 6/1/13                                236,617
     405,000  Time Warner Cable Inc,
                 6.200%, 7/1/13                                         411,831
     305,000  Brandywine Operating
                 Partnership, 5.400%, 11/1/14                           270,608
     275,000  Rogers Wireless Inc,
                 7.500%, 3/15/15                                        291,113
     250,000  Southern Power Company,
                 4.875%, 7/15/15                                        236,407
     245,000  Avalonbay Communities,
                 5.750%, 9/15/16                                        231,540
     290,000  WEA Finance/WCI Finance
                 144a, 5.700%, 10/1/16                                  270,812
     320,000  Centerpoint Energy Inc,
                 5.950%, 2/1/17                                         302,956
     230,000  Enel Finance International
                 144a, 6.250%, 9/15/17                                  232,731
     290,000  Wal-Mart Stores Inc, 5.800%, 2/15/18                      300,264
     330,000  John Deere Capital Corp,
                 5.350%, 4/3/18                                         325,221
     275,000  Caterpillar Financial Services
                 Corp, 5.450%, 4/15/18                                  272,626
     415,000  General Electric Capital
                 Corp, 5.625%, 5/1/18                                   401,328
     225,000  Detroit Edison Company,
                 5.600%, 6/15/18                                        222,999
     230,000  XTO Energy Inc, 5.500%, 6/15/18                           219,646
     225,000  Spectra Energy Capital,
                 8.000%, 10/1/19                                        246,128
     175,000  Encana Corp, 6.500%, 8/15/34                              171,687
     210,000  Midamerican Energy
                 Holdings, 6.125%, 4/1/36                               201,656
     275,000  AT&T Inc, 6.800%, 5/15/36                                 275,551
     260,000  Baltimore Gas & Electric,
                 6.350%, 10/1/36                                        236,825
     100,000  Plains All American Pipeline,
                 6.650%, 1/15/37                                         93,259
     225,000  Pacific Gas & Electric,
                 5.800%, 3/1/37                                         209,773
     275,000  Verizon Communications,
                 6.250%, 4/1/37                                         253,289
     200,000  Astrazeneca PLC, 6.450%, 9/15/37                          203,609
     270,000  American Water Capital
                 Corp, 6.593%, 10/15/37                                 249,145
     270,000  McDonald's Corp,
                 6.300%, 10/15/37                                       268,538
     150,000  Wachovia Capital Trust III,
                 5.800%, 3/15/42                                        102,000
     225,000  FPL Group Capital Inc,
                 6.350%, 10/1/66                                        196,364
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                $ 16,964,970
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
   2,840,000  FNMA, 3.000%, 7/12/10                                   2,827,166
   1,350,000  FHLMC, 5.250%, 10/10/12                                 1,359,281
   1,585,000  FNMA, 5.375%, 6/12/17                                   1,656,891
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                   $  5,843,338
--------------------------------------------------------------------------------

              MORTGAGE-BACKED SECURITIES -- 45.2%
     520,000  California State Teachers'
                 Retirement System 2002-C6,
                 4.674%, 11/20/14                                       526,830
     298,384  FNMA, 4.500%, 6/1/18                                      291,801
     108,502  FNMA, 4.500%, 2/1/19                                      106,108
     819,147  First Horizon Mortgage Pass-Thru
                 Trust, 4.500%, 6/25/19                                 788,685
      73,553  GNMA, 5.625%, 9/20/24                                      74,361
     116,253  FNMA, 7.000%, 9/1/27                                      123,932
      58,364  GNMA, 4.000%, 10/17/29                                     55,609
      19,260  FHLMC, 7.000%, 5/1/30                                      20,314
      25,493  FNMA, 8.000%, 5/1/30                                       27,583

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund (Continued)
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   PRINCIPAL                                                          MARKET
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              MORTGAGE-BACKED SECURITIES -- 45.2%
              (CONTINUED)
$      5,529  GNMA, 8.000%, 7/15/30                                $      5,937
      91,955  FNMA, 7.500%, 1/1/31                                       99,086
      32,796  FNMA, 8.000%, 2/1/31                                       35,485
      33,987  FNMA, 6.500%, 6/1/31                                       35,006
     225,274  FNMA, 6.500%, 7/1/31                                      232,028
     162,599  FNMA, 6.500%, 6/1/32                                      169,146
      95,215  FNMA, 6.500%, 8/1/32                                       98,843
     534,897  FHLMC, 6.500%, 9/1/32                                     555,948
      37,607  FNMA Pool #656118,
                 6.500%, 9/1/32                                          39,040
     270,511  FNMA Pool #661320,
                 6.500%, 9/1/32                                         280,819
     133,536  FNMA, 7.000%, 4/1/33                                      140,126
     126,647  FHLMC, 5.500%, 5/1/33                                     125,479
     399,500  FHLMC, 5.000%, 6/1/33                                     385,276
     118,968  FNMA, 6.000%, 7/1/33                                      120,713
     116,287  FHLMC, 5.000%, 8/1/33                                     112,146
     525,027  FNMA, 4.500%, 8/1/33                                      489,198
     486,986  FNMA, 5.500%, 8/1/33                                      482,868
     612,497  Impac Secured Assets Corp
                 2003-2, 5.500%, 8/25/33                                544,114
     419,048  FNMA, 5.500%, 10/1/33                                     415,504
     260,209  FNMA Pool #697255,
                 5.000%, 10/1/33                                        251,026
     229,805  FNMA Pool #744178,
                 5.000%, 10/1/33                                        221,694
     180,859  FNMA, 5.000%, 11/1/33                                     174,476
   1,029,528  Wells Fargo Mortgage
                 Backed Securities Trust,
                 4.935%, 2/25/34                                        976,197
   1,300,000  Deutsche Alt-A Securities Inc
                 Mortgage Loan Trust,
                 5.250%, 6/25/35                                      1,173,093
     446,714  Residential Asset Securitization
                 Trust 2005, 5.500%, 6/25/35                            407,992
   1,459,032  CS First Boston Mortgage
                 Securities Corp,
                 5.000%, 7/25/35                                      1,428,853
     520,702  FNMA Pool #797649,
                 6.000%, 9/1/35                                         526,550
     598,416  FNMA Pool #255959,
                 6.000%, 10/1/35                                        599,721
   1,412,336  CS First Boston Mortgage
                 Securities Corp,
                 5.500%, 10/25/35                                     1,307,294
     651,773  Structured Asset Securities
                 Corp, 5.500%, 10/25/35                                 603,297
     732,814  Washington Mutual Mortgage
                 Pass-Thru Certificates,
                 5.500%, 11/25/35                                       701,379
\     446,000  Structured Adjustable Rate
                 Mortgage Loan 2005-23,
                 5.450%, 1/25/36                                        398,775
     344,539  Residential Funding Mtg Sec I,
                 5.750%, 2/25/36                                        340,688
     956,666  FNMA, 5.502%, 4/1/36                                      967,074
     643,013  Residential Asset Securitization
                 Trust 2006-A1, 6.000%, 4/25/36                         594,117
     399,392  FNMA, 6.000%, 5/1/36                                      403,503
     550,000  CS First Boston Mortgage
                 Securities Corp, 5.113%, 7/15/36                       530,581
   1,000,000  GE Capital Commercial
                 Mortgage Corp, 5.349%, 8/11/36                       1,000,749
     986,074  Countrywide Asset Backed
                 Certificates, 6.018%, 11/25/36                         369,057
   1,993,069  FHLMC, 6.000%, 12/1/36                                  2,015,452
     432,805  FNMA, 5.500%, 1/1/37                                      427,116
     478,585  FNMA, 5.000%, 3/1/37                                      459,152
      91,654  FNMA, 6.500%, 8/1/37                                       94,468
   1,110,000  GE Capital Commercial
                 Mortgage Corp,
                 3.915%, 11/10/38                                     1,097,867
     875,000  Bear Stearns Commercial
                 Mortgage Securities Inc
                 2007-PW16, 5.713%, 6/11/40                             832,376
     875,000  Bear Stearns Commercial
                 Mortgage Securities Inc
                 2005-PWR9, 4.871%, 9/11/42                             823,068
     135,000  Commercial Mortgage Pass-Thru
                 Certificates 2005-C6,
                 5.116%, 6/10/44                                        128,943
   1,000,000  Morgan Stanley Mortgage Loan
                 Trust, 5.963%, 1/25/47                                 637,179
     350,000  CW Capital Cobalt,
                 5.223%, 8/15/48                                        326,315
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              TOTAL MORTGAGE-BACKED SECURITIES                     $ 26,200,037
--------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATIONS -- 12.3%
   4,100,000  U.S. Treasury Notes,
                 4.500%, 4/30/12                                      4,297,952
   1,390,000  U.S. Treasury Notes,
                 2.875%, 1/31/13                                      1,366,218
     210,000  U.S. Treasury Notes,
                 2.750%, 2/28/13                                        205,013
     535,000  U.S. Treasury Notes,
                 2.500%, 3/31/13                                        516,150
     115,000  U.S. Treasury Notes,
                 4.500%, 5/15/17                                        119,780
     215,000  U.S. Treasury Notes,
                 4.750%, 8/15/17                                        227,766
     400,000  U.S. Treasury Notes,
                 3.875%, 5/15/18                                        396,656
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              TOTAL U.S. TREASURY OBLIGATIONS                      $  7,129,535
--------------------------------------------------------------------------------

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 2.1%
   1,208,322  Touchstone Institutional
                 Money Market Fund*                                $  1,208,322
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.9%
              (Cost $60,175,640)                                   $ 57,887,927

              OTHER ASSETS IN
              EXCESS OF LIABILITIES -- 0.1%                              73,691
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $ 57,961,618
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

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Touchstone Investment Trust - Portfolio of Investments
High Yield Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 98.6%
$    518,000  Universal Hospital Services
                 FRN, 8.288%, 11/30/08                             $    484,330
     514,000  Clear Channel Communications,
                 4.250%, 5/15/09                                        496,010
   1,528,000  CSC Holdings Inc, 8.125%, 7/15/09                       1,539,459
   1,175,000  Ford Motor Credit Company,
                 7.875%, 6/15/10                                      1,014,209
     200,000  Briggs & Stratton Corp,
                 8.875%, 3/15/11                                        204,000
     120,000  Radio One Inc, 8.875%, 7/1/11                             102,000
     606,000  General Motors Accept
                 Corp, 6.875%, 9/15/11                                  435,455
     778,000  Nalco Company, 7.750%, 11/15/11                           778,000
   1,000,000  Communication & Power
                 Inc, 8.000%, 2/1/12                                    977,500
     200,000  Consol Energy Inc, 7.875%, 3/1/12                         208,000
   1,000,000  M/I Homes Inc, 6.875%, 4/1/12**                           887,500
     770,000  Polyone Corp, 8.875%, 5/1/12                              770,000
   1,363,000  United Refining Company,
                 10.500%, 8/15/12                                     1,318,702
   1,010,000  US Oncology Inc,
                 9.000%, 8/15/12                                      1,002,425
   1,000,000  Jefferson Smurfit Corp,
                 8.250%, 10/1/12                                        872,500
     251,000  Steel Dynamics Inc 144a,
                 7.375%, 11/1/12                                        251,000
     699,000  Lamar Media Corp, 7.250%, 1/1/13                          671,914
     752,000  Citizens Communications,
                 6.250%, 1/15/13                                        697,480
     350,000  Stewart Enterprises, 6.250%, 2/15/13                      332,500
      77,000  AES Corp 144a, 8.750%, 5/15/13                             79,888
   1,313,000  Centennial Communications
                 Corp, 10.125%, 6/15/13                               1,352,389
     415,000  Edison Mission Energy,
                 7.500%, 6/15/13                                        411,888
     300,000  Texas Industries Inc, 7.250%, 7/15/13                     298,500
     441,000  Windstream Corp, 8.125%, 8/1/13                           439,898
     543,000  Dex Media West, 9.875%, 8/15/13                           488,700
     773,000  Sungard Data Systems
                 Inc, 9.125%, 8/15/13                                   780,730
     175,000  Ford Motor Credit Company,
                 7.000%, 10/1/13                                        128,872
     633,000  Res-Care Inc, 7.750%, 10/15/13                            602,933
     450,000  Nextel Communications,
                 6.875%, 10/31/13                                       380,250
     500,000  Stena AB, 7.500%, 11/1/13                                 493,125
     306,000  Dex Media Inc, 8.000%, 11/15/13                           223,380
     358,000  United Rentals NA,
                 7.750%, 11/15/13                                       286,400
   1,223,000  Sabine Pass Lng LP,
                 7.250%, 11/30/13                                     1,112,930
   1,252,000  Cenveo Corp, 7.875%, 12/1/13                            1,045,420
     850,000  Overseas Shipholding
                 Group, 8.750%, 12/1/13                                 892,500
     929,000  Visant Holding Corp,
                 8.750%, 12/1/13                                        910,420
     868,000  Regency Energy Partners,
                 8.375%, 12/15/13                                       887,530
     405,000  Mirant North America LLC,
                 7.375%, 12/31/13                                       401,456
   1,244,000  Cincinnati Bell Inc,
                 8.375%, 1/15/14                                      1,203,570
   1,000,000  K Hovnanian Enterprises,
                 6.500%, 1/15/14                                        650,000
     379,000  Sungard Data Systems Inc,
                 4.875%, 1/15/14                                        336,836
     823,000  Videotron Ltee, 6.875%, 1/15/14                           794,195
   1,220,000  NRG Energy Inc, 7.250%, 2/1/14                          1,165,100
     500,000  Station Casinos, 6.500%, 2/1/14**                         287,500
   1,086,000  GCI Inc, 7.250%, 2/15/14                                  933,960
   1,006,000  Asbury Automotive Group,
                 8.000%, 3/15/14                                        870,190
   1,257,000  HCA Inc, 5.750%, 3/15/14                                1,046,453
   1,695,000  US Concrete Inc, 8.375%, 4/1/14                         1,504,312
     187,000  Autonation Inc, 7.000%, 4/15/14                           166,430
     322,000  Glencore Funding LLC
                 144a, 6.000%, 4/15/14                                  307,590
     120,000  Virgin Media Finance PLC,
                 8.750%, 4/15/14                                        112,800
     601,000  WMG Acquisition Corp,
                 7.375%, 4/15/14                                        499,581
     550,000  CHC Helicopter Corp,
                 7.375%, 5/1/14                                         570,625
   1,197,000  Sensata Technologies
                 BV, 8.000%, 5/1/14                                   1,101,240
     466,000  Iasis Healthcare, 8.750%, 6/15/14                         470,660
     128,000  Reliant Energy Inc,
                 7.625%, 6/15/14                                        128,000
     323,000  Sealy Mattress Company,
                 8.250%, 6/15/14                                        264,860
     420,000  Foundation PA Coal Company,
                 7.250%, 8/1/14                                         420,000
     756,000  Fisher Communications Inc,
                 8.625%, 9/15/14                                        790,020
     554,000  Cricket Communications,
                 9.375%, 11/1/14                                        533,225
     108,000  Dresser-Rand Group Inc,
                 7.375%, 11/1/14                                        106,650
     990,000  Aramark Services Inc,
                 8.500%, 2/1/15                                         970,200
     670,000  Tube City IMS Corp, 9.750%, 2/1/15                        618,075
   1,016,000  Invacare Corp, 9.750%, 2/15/15                          1,016,000
     949,000  Novelis Inc, 7.250%, 2/15/15                              896,805
     750,000  Axcan Intermediate Holdings
                 144a, 9.250%, 3/1/15                                   755,625

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Touchstone Investment Trust - Portfolio of Investments
High Yield Fund (Continued)
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   PRINCIPAL                                                          MARKET
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 98.6% (CONTINUED)
$  1,070,000  Holly Energy Partners LP,
                 6.250%, 3/1/15                                    $    968,350
     786,000  Valassis Communications,
                 8.250%, 3/1/15                                         713,295
     500,000  Meritage Homes Corp,
                 6.250%, 3/15/15                                        400,000
     368,000  Steel Dynamics Inc, 6.750%, 4/1/15                        352,360
     534,000  PNM Resources Inc,
                 9.250%, 5/15/15                                        551,355
      53,000  Ventas Realty LP, 7.125%, 6/1/15                           51,741
     250,000  Georgia-Pacific Corp,
                 7.700%, 6/15/15                                        236,250
   1,250,000  Beazer Homes USA,
                 6.875%, 7/15/15                                        893,750
     387,000  Community Health Systems,
                 8.875%, 7/15/15                                        389,419
     554,000  Cricket Communications
                 144a, 10.000%, 7/15/15                                 542,920
     116,000  Lamar Media Corp, 6.625%, 8/15/15                         105,560
     348,000  Lamar Media Corp Ser B,
                 6.625%, 8/15/15                                        316,680
     729,000  Nell Af Sarl 144a, 8.375%, 8/15/15                        462,915
   1,246,000  Ikon Office Solutions,
                 7.750%, 9/15/15                                      1,249,115
     958,000  First Data Corp 144a,
                 9.875%, 9/24/15                                        833,460
     565,000  NXP BV/NXP Funding LLC,
                 9.500%, 10/15/15                                       491,550
     614,000  Hilcorp Energy 144a,
                 7.750%, 11/1/15                                        589,440
      86,000  Ryerson Inc 144a,
                 12.000%, 11/1/15                                        85,355
     620,000  Nuveen Investments Inc
                 144a, 10.500%, 11/15/15                                571,950
   1,540,000  Gibraltar Industries Inc,
                 8.000%, 12/1/15                                      1,285,899
     926,000  Connacher Oil & Gas 144a,
                 10.250%, 12/15/15                                      976,930
     708,000  Helix Energy Solutions 144a,
                 9.500%, 1/15/16                                        725,700
     316,000  Copano Energy LLC,
                 8.125%, 3/1/16                                         317,580
     667,000  Quebecor Media (Senior Notes),
                 7.750%, 3/15/16                                        620,310
     155,000  Quebecor Media (Senior
                 Unsecured Notes),
                 7.750%, 3/15/16                                        144,150
   1,250,000  Basic Energy Services,
                 7.125%, 4/15/16                                      1,215,625
     100,000  Transcont Gas Pipe Corp,
                 6.400%, 4/15/16                                         99,875
     972,000  DIRECTV Holdings 144a,
                 7.625%, 5/14/16                                        957,420
   1,125,000  Ace Hardware Corp 144a,
                 9.125%, 6/1/16                                       1,051,875
     131,000  Hilcorp Energy 144a,
                 9.000%, 6/1/16                                         133,293
     504,000  Expedia Inc 144a, 8.500%, 7/1/16                          492,660
     719,000  Targa Resources Partners
                 144a, 8.250%, 7/1/16                                   693,835
     709,000  Windstream Corp, 8.625%, 8/1/16                           707,228
     717,000  Ashtead Capital Inc 144a,
                 9.000%, 8/15/16                                        630,960
     201,000  PNA Group Inc, 10.750%, 9/1/16                            236,175
   1,033,000  Berry Petroleum Company,
                 8.250%, 11/1/16                                      1,048,495
     208,000  Peabody Energy Corp,
                 7.375%, 11/1/16                                        207,480
     596,000  HCA Inc, 9.625%, 11/15/16                                 613,880
      54,000  Idearc Inc, 8.000%, 11/15/16                               33,953
     395,000  Stena AB, 7.000%, 12/1/16                                 377,719
     856,000  United Auto Group Inc,
                 7.750%, 12/15/16                                       749,000
     120,000  Baldor Electric Company,
                 8.625%, 2/15/17                                        120,600
      36,000  American Axle & Mfg Inc,
                 7.875%, 3/1/17                                          26,280
      30,000  Asbury Automotive Group,
                 7.625%, 3/15/17                                         24,150
      30,000  General Cable Corp,
                 7.125%, 4/1/17                                          28,575
   1,293,000  Advanced Medical Optics,
                 7.500%, 5/1/17                                       1,189,560
     681,000  Jarden Corp, 7.500%, 5/1/17                               592,470
     310,000  Edison Mission Energy,
                 7.000%, 5/15/17                                        289,850
   1,214,000  Mueller Water Products,
                 7.375%, 6/1/17                                       1,037,970
     158,000  Service Corp International,
                 7.000%, 6/15/17                                        150,890
   1,563,000  Intergen NV 144a, 9.000%, 6/30/17                       1,617,704
     187,000  AES Corp, 8.000%, 10/15/17                                183,260
     153,000  R.H. Donnelley Corp 144a,
                 8.875%, 10/15/17                                        91,035
     125,000  MarkWest Energy Partners
                 144a, 8.750%, 4/15/18                                  127,813
     533,000  Atlas Pipeline Partners 144a,
                 8.750%, 6/15/18                                        529,003
     648,000  Intl Paper Company,
                 7.950%, 6/15/18                                        644,393
     486,000  Moog Inc 144a, 7.250%, 6/15/18                            481,140
     400,000  BE Aerospace Inc, 8.500%, 7/1/18                          401,500
   1,013,000  Dynegy Holdings Inc,
                 7.750%, 6/1/19                                         921,830
     466,000  Forest Oil Corp, 7.250%, 6/15/19                          447,360
     856,105  Gazprom International
                 144a, 7.201%, 2/1/20                                   853,965

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
High Yield Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 98.6% (CONTINUED)
$    525,000  Allied Waste Industries,
                 9.250%, 5/1/21                                    $    567,000
     750,000  Ford Motor Company,
                 7.450%, 7/16/31                                        436,875
   1,088,000  General Motors Accept
                 Corp, 8.000%, 11/1/31                                  707,829
     450,000  Sprint Capital Corp,
                 8.750%, 3/15/32                                        428,625
     568,000  General Motors,
                 8.375%, 7/15/33**                                      336,540
     800,000  Ava Capital Trust III,
                 6.500%, 4/1/34                                         746,194
   1,500,000  Enterprise Products,
                 8.375%, 8/1/66                                       1,499,569
     917,000  Teppco Partners LP,
                 7.000%, 6/1/67                                         794,512
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                $ 81,182,694
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
--------------------------------------------------------------------------------
              INVESTMENT FUNDS -- 2.7%
     683,867  Touchstone Institutional
                 Money Market Fund*                                $    683,867
   1,567,031  BBH Investment Fund (a)                                 1,567,031
--------------------------------------------------------------------------------

              TOTAL INVESTMENT FUNDS                               $  2,250,898
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 101.3%
              (Cost $89,799,837)                                   $ 83,433,592

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (1.3%)                              (1,035,543)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $ 82,398,049
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

** All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2008, was $1,496,425.

(a)   Represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 28.5%
$    600,000  American General Finance FRN,
                 2.730%, 7/9/08                                    $    593,027
     938,000  Merrill Lynch & Company,
                 3.125%, 7/15/08                                        937,189
     304,000  Canadian Imperial Bank of
                 Commerce NY,
                 4.375%, 7/28/08                                        303,846
     620,000  AIG SunAmerica Global
                 Finance 144a, 5.850%, 8/1/08                           620,831
     150,000  JPMorgan Chase & Company,
                 6.000%, 8/1/08                                         150,331
   6,715,000  Wachovia Corp, 6.250%, 8/4/08                           6,725,666
   6,960,000  Regions Financial Corp,
                 4.500%, 8/8/08                                       6,960,392
   3,200,000  Regions Financial Corp
                 FRN, 2.838%, 8/8/08                                  3,197,074
     250,000  Goldman Sachs Group Inc
                 FRN, 3.186%, 8/10/08                                   249,867
   4,100,000  Fifth Third Bank, 3.375%, 8/15/08                       4,100,359
   1,300,000  Int'l Lease Finance Corp,
                 4.810%, 8/15/08                                      1,300,164
   1,575,000  JPMorgan Chase & Company,
                 6.750%, 8/15/08                                      1,577,698
     111,000  Procter & Gamble Company,
                 4.300%, 8/15/08                                        110,933
   1,000,000  Wachovia Corp, 3.500%, 8/15/08                            999,399
     350,000  Wells Fargo Company,
                 3.120%, 8/15/08                                        349,210
   3,370,000  Chubb Corp, 5.472%, 8/16/08                             3,378,033
     500,000  Caterpillar Financial Services
                 Corp, 4.500%, 9/1/08                                   499,623
     450,000  Bank of America Corp,
                 4.625%, 9/15/08                                        451,181
     200,000  Wachovia Bank NA FRN,
                 2.841%, 9/25/08                                        198,128
   1,000,000  Fortis Bank NY FRN,
                 2.751%, 9/30/08                                        999,358
     250,000  Comerica Bank, 6.000%, 10/1/08                            251,314
     250,000  Wal-Mart Stores, 3.375%, 10/1/08                          249,864
     161,000  JPMorgan Chase & Company,
                 5.750%, 10/15/08                                       161,294
     135,000  Merrill Lynch & Company,
                 6.250%, 10/15/08                                       135,446
   3,310,000  Suntrust Banks, 4.000%, 10/15/08                        3,310,321
   2,500,000  Toronto Dominion Bank NY,
                 6.150%, 10/15/08                                     2,518,837
     430,000  ASIF Global Financing XXIII
                 144a, 3.900%, 10/22/08                                 428,182
     300,000  Merrill Lynch & Company,
                 4.831%, 10/27/08                                       300,029
   3,720,000  Associates Corp NA,
                 6.250%, 11/1/08                                      3,751,387
   2,300,000  JPMorgan Chase & Company,
                 6.125%, 11/1/08                                      2,312,141
   4,700,000  National Rural Utilities,
                 5.750%, 11/1/08                                      4,714,187
     690,000  Toronto Dominion Bank,
                 6.125%, 11/1/08                                        692,922
   7,085,000  Associates Corp,
                 6.875%, 11/15/08                                     7,152,759
   5,835,000  Citicorp, 6.375%, 11/15/08                              5,874,381
   5,250,000  HSBC Finance Corp,
                 6.500%, 11/15/08                                     5,303,912
   1,400,000  SouthTrust Bank NA,
                 7.000%, 11/15/08                                     1,415,493
     500,000  HSBC Finance Corp,
                 6.470%, 11/17/08                                       502,664
   1,000,000  Bayerische Landesbank NY,
                 5.875%, 12/1/08                                      1,009,667
     700,000  National Rural Utilities,
                 5.750%, 12/1/08                                        706,904
     350,000  HSBC Finance Corp,
                 4.125%, 12/15/08                                       349,956
   1,000,000  HSBC Finance Corp,
                 4.950%, 12/15/08                                     1,001,395
     100,000  Procter & Gamble Company,
                 3.500%, 12/15/08                                       100,192
   3,360,000  Wachovia Corp, 5.625%, 12/15/08                         3,387,921
   2,020,000  Caterpillar Financial Services
                 Corp, 3.450%, 1/15/09                                2,023,507
   5,060,000  Morgan Stanley, 3.875%, 1/15/09                         5,059,390
   1,050,000  Wachovia Corp, 6.375%, 1/15/09                          1,063,727
   1,290,000  JPMorgan Chase & Company,
                 6.375%, 1/30/09                                      1,311,898
     758,000  HSBC Finance Corp, 5.875%, 2/1/09                         767,763
     800,000  HSBC Finance Corp, 9.700%, 2/1/09                         827,543
     699,000  JPMorgan Chase & Company,
                 6.000%, 2/15/09                                        708,090
   1,700,000  PNC Funding Corp,
                 6.125%, 2/15/09                                      1,726,816
   1,000,000  Bank One Corp, 9.875%, 3/1/09                           1,037,745
   1,000,000  Centura Bank, 6.500%, 3/15/09                           1,014,269
   1,200,000  Citigroup Inc, 6.200%, 3/15/09                          1,222,248
   2,274,000  Int'l Lease Finance Corp,
                 6.375%, 3/15/09                                      2,306,026
   1,040,000  Wachovia Corp, 6.150%, 3/15/09                          1,055,423
   1,500,000  Royal Bank of Scotland
                 Group PLC, 6.400%, 4/1/09                            1,530,859
   1,000,000  General Electric Capital
                 Corp, 4.150%, 4/14/09                                1,008,075
   1,000,000  Royal Bank of Canada,
                 3.875%, 5/4/09                                       1,007,073
   1,000,000  Credit Suisse FB USA Inc,
                 4.700%, 6/1/09                                       1,009,205
   1,525,000  JPMorgan Chase & Company,
                 7.125%, 6/15/09                                      1,572,433
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                $105,585,567
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 63.9%
$  2,915,000  Ogden City UT Redev Agy Rev
                 (LOC: Bank of New York),
                 2.580%, 7/1/08                                    $  2,915,000
   3,050,000  Yuengling Beer Company Inc
                 (LOC: PNC Bank), 2.810%, 7/1/08                      3,050,000
     300,000  Central Concrete Supermix
                 (LOC: Suntrust Bank),
                 2.700%, 7/2/08                                         300,000
   1,180,000  Lansdale Realty Association
                 (LOC: Wachovia Bank),
                 3.370%, 7/2/08                                       1,180,000
   1,040,000  Lee Co GA Dev Auth Rev (B & B
                 Dealership) (LOC: Suntrust
                 Bank), 2.750%, 7/2/08                                1,040,000
   4,600,000  Mason City Clinic (LOC: Wells
                 Fargo Bank), 2.530%, 7/2/08                          4,600,000
      30,000  Santa Clara Co CA Hsg Auth
                 MFH Rev (Willows) (LOC:
                 Union Bank CA), 2.710%, 7/2/08                          30,000
     200,000  Alameda Co CA IDA Rev (Bema
                 Electronic) (LOC: Comerica
                 Bank), 2.480%, 7/3/08                                  200,000
   1,048,000  Alameda Co CA IDA Rev (Oakland
                 Pallet Inc) (LOC: Comerica
                 Bank), 2.580%, 7/3/08                                1,048,000
   2,710,000  Allied Services LLC (LOC: Fifth
                 Third Bank), 3.250%, 7/3/08                          2,710,000
   2,130,000  American Micro Products
                 (LOC: Key Bank), 2.750%, 7/3/08                      2,130,000
   4,830,000  Angiodynamics Inc (LOC: Key
                 Bank), 2.750%, 7/3/08                                4,830,000
     400,000  Atmore AL Wts (Indl Pk PJ-B)
                 (LOC: SouthTrust Bank),
                 3.330%, 7/3/08                                         400,000
   2,950,000  Batavia Nursing Home LLC
                 (LOC: Fifth Third Bank),
                 3.000%, 7/3/08                                       2,950,000
   1,630,000  Berea Children's Home (LOC:
                 Key Bank), 2.750%, 7/3/08                            1,630,000
   1,095,000  Brookshire Grocery Company
                 (LOC: Amsouth Bank),
                 2.730%, 7/3/08                                       1,095,000
     900,000  Bybee Foods LLC (LOC: Key
                 Bank), 2.750%, 7/3/08                                  900,000
   2,200,000  Cincinnati Christ University
                 (LOC: US Bank), 3.000%, 7/3/08                       2,200,000
   5,954,000  Class B Rev Bnd Ctf Ser 2004-2
                 (SPA: AIG), 2.733%, 7/3/08                           5,954,000
     350,000  CO HFA EDR (LOC: JPMorgan),
                 2.580%, 7/3/08                                         350,000
   1,320,000  Colonial Interstate (LOC: Regions
                 Bank), 2.980%, 7/3/08                                1,320,000
     350,000  Connelly / Brueshaber Partnership
                 (LOC: US Bank NA),
                 3.050%, 7/3/08                                         350,000
     385,000  Coral Springs FL IDR (Brock
                 Supply Co-B) (LOC: Wachovia
                 Bank), 3.370%, 7/3/08                                  385,000
   6,080,000  Crystal Clinic (LOC: FHLB),
                 3.150%, 7/3/08                                       6,080,000
   4,800,000  Cubba Capital II LLC (LOC: FHLB),
                 2.750%, 7/3/08                                       4,800,000
   1,470,000  Custom Window Systems (LOC:
                 Amsouth Bank), 2.780%, 7/3/08                        1,470,000
   1,210,000  Cuyahoga Co OH IDR (Generations)
                 (LOC: Charter One Bank),
                 2.560%, 7/3/08                                       1,210,000
     560,000  Dade Co FL IDA IDR (LOC: Wachovia
                 Bank), 3.370%, 7/3/08                                  560,000
   2,135,000  Digestive Health Center (LOC:
                 FirstMerit Bank NA),
                 3.150%, 7/3/08                                       2,135,000
  12,000,000  Driftwood Landing Corp (LOC:
                 National City Bank),
                 3.050%, 7/3/08                                      12,000,000
     370,000  Employers Resource Associates
                 Inc (LOC: Fifth Third Bank),
                 3.050%, 7/3/08                                         370,000
   1,240,000  Farley Investment Property
                 (LOC: US Bank NA),
                 3.050%, 7/3/08                                       1,240,000
   2,835,000  First Church of Christ Inc Ser 06B
                 (LOC: FHLB), 2.950%, 7/3/08                          2,835,000
     500,000  FL HFC Rev (Waterford Pointe)
                 (LOC: FNMA), 3.000%, 7/3/08                            500,000
   2,595,000  Florida Orthopaedic Institute
                 (LOC: Wachovia Bank),
                 3.380%, 7/3/08                                       2,595,000
   1,650,000  Galday Inn Inc (LOC: Wachovia
                 Bank), 3.380%, 7/3/08                                1,650,000
   1,000,000  GDG Investments LLC 144a
                 (LOC: Regions Bank),
                 2.980%, 7/3/08                                       1,000,000
   9,735,000  Grasshopper Investments
                 (LOC: LaSalle Bank),
                 2.950%, 7/3/08                                       9,735,000
   1,595,000  Graves Co KY Indl Rev
                 (LOC: Regions Bank),
                 2.530%, 7/3/08                                       1,595,000
   1,500,000  Guilford Capital LLC Ser 01C
                 (LOC: Regions Bank),
                 2.980%, 7/3/08                                       1,500,000
     600,000  Guilford Capital LLC Ser 01D
                 (LOC: Regions Bank),
                 2.980%, 7/3/08                                         600,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 63.9%
              (CONTINUED)
$  5,600,000  H&P Holdings LLC (LOC:
                 Regions Bank), 2.730%, 7/3/08                     $  5,600,000
   1,650,000  Hamilton Co TN Indl Dev Brd
                 IDR (Sterile Recoveries) (LOC:
                 First Union National Bank),
                 3.420%, 7/3/08                                       1,650,000
   8,100,000  Healthcare Network Property
                 (LOC: National City Bank),
                 3.000%, 7/3/08                                       8,100,000
   9,855,000  Heart Center Cascades (LOC:
                 Key Bank), 2.750%, 7/3/08                            9,855,000
   4,830,000  I&J LC (LOC: Key Bank),
                 2.750%, 7/3/08                                       4,830,000
   5,490,000  ID Hlth Facs (Portneuf Medical
                 Center) (LOC: Key Bank),
                 2.750%, 7/3/08                                       5,490,000
   1,400,000  Jackson Tube Service Inc (LOC:
                 Wachovia Bank), 3.380%, 7/3/08                       1,400,000
     885,000  Johnson Research & Development
                 (LOC: Wachovia Bank), 3.380%, 7/3/08                   885,000
   3,000,000  LA Loc Govt Envir Facs CDA Rev
                 (LOC: LaSalle Bank),
                 2.700%, 7/3/08                                       3,000,000
     720,000  LA Loc Govt Envir Facs CDA
                 Rev (LOC: Regions Bank),
                 2.730%, 7/3/08                                         720,000
   1,395,000  LA Loc Govt Envir Facs
                 CDA Rev (LOC: Regions
                 Bank), 2.980%, 7/3/08                                1,395,000
   1,425,000  Laurel Grocery Company LLC
                 (LOC: US Bank), 3.050%, 7/3/08                       1,425,000
   1,140,000  Lehrhoff Urban Renewal (LOC:
                 Wachovia Bank), 3.370%, 7/3/08                       1,140,000
   3,500,000  Lexor Capital Group LLC
                 (LOC: FHLB), 2.750%, 7/3/08                          3,500,000
   1,025,000  Macatawa Capital (LOC: Fifth
                 Third Bank), 3.370%, 7/3/08                          1,025,000
   1,720,000  Mack Industries Inc (LOC: Key
                 Bank), 2.750%, 7/3/08                                1,720,000
     865,000  Mailender-Abel (LOC: PNC
                 Bank), 3.050%, 7/3/08                                  865,000
   5,635,000  Mavericks Inc (LOC: Comerica
                 Bank), 3.050%, 7/3/08                                5,635,000
   1,700,000  Miami-Dade Co FL IDA IDR
                 (Dolphins Stadium) (LOC:
                 Societe Generale), 2.550%, 7/3/08                    1,700,000
     500,000  Miami-Dade Co FL IDA IDR
                 (Dolphins Stadium) (LOC:
                 Societe Generale), 2.560%, 7/3/08                      500,000
   1,940,000  Miarko Inc (LOC: PNC Bank),
                 2.560%, 7/3/08                                       1,940,000
   3,827,000  Mill St Village LLC (LOC: FHLB),
                 2.680%, 7/3/08                                       3,827,000
   2,270,000  MRN New Gar Hotel Ltd
                 (LOC: US Bank NA),
                 2.710%, 7/3/08                                       2,270,000
   2,895,000  MS Business Fin Corp IDR
                 (USA Yeast Co Proj) (LOC:
                 Regions Bank), 2.980%, 7/3/08                        2,895,000
   1,900,000  Newport KY Indl Bldg Rev
                 (Aquarium Holdings PJ)
                 (LOC: Fifth Third Bank),
                 3.250%, 7/3/08                                       1,900,000
     175,000  NJ EDA Rev (Melrich Road
                 Dev Co) (LOC: Wachovia
                 Bank), 3.480%, 7/3/08                                  175,000
   1,990,000  Odendton Baptist Church
                 (LOC: PNC Bank NA),
                 2.680%, 7/3/08                                       1,990,000
     287,000  Parker Towing (LOC: Regions
                 Bank), 2.980%, 7/3/08                                  287,000
   1,200,000  Platte Co MO IDA Rev
                 (Complete Home) (LOC:
                 US Bank NA), 2.560%, 7/3/08                          1,200,000
   1,295,000  Pretasky Roach Property
                 (LOC: Wachovia Bank),
                 3.370%, 7/3/08                                       1,295,000
   7,755,000  Red Diamond Inc (LOC:
                 Regions Bank), 2.730%, 7/3/08                        7,755,000
   1,450,000  Redcay Funding LLC (LOC:
                 Suntrust Bank), 2.900%, 7/3/08                       1,450,000
   9,000,000  Rev Bd Ctf Ser 2005-CL B 2
                 (SPA: AIG Retirement
                 Services), 3.182%, 7/3/08                            9,000,000
     895,000  Riverside Co CA IDA IDR
                 (Advance Business)
                 (LOC: CA State Teachers
                 Retirement), 2.580%, 7/3/08                            895,000
     400,000  Roosevelt Paper Company
                 (LOC: Wachovia Bank),
                 2.620%, 7/3/08                                         400,000
   2,895,000  SGM Funding Corp (LOC: US
                 Bank), 3.200%, 7/3/08                                2,895,000
   2,910,000  Sheboygan Falls WI Indl Rev
                 (HTT Inc) (LOC: US Bank
                 NA), 2.600%, 7/3/08                                  2,910,000
   1,665,000  Slick Properties (LOC: FHLB),
                 3.150%, 7/3/08                                       1,665,000
   4,700,000  Smith of Georgia LLC (LOC:
                 Fifth Third Bank), 3.250%, 7/3/08                    4,700,000
   1,760,000  Southwestern IL Dev Auth
                 IDR (Mattingly Lumber)
                 (LOC: US Bank NA),
                 2.630%, 7/3/08                                       1,760,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 63.9%
              (CONTINUED)
$  1,835,000  Springside Corp Exchange
                 (LOC: US Bank), 2.710%, 7/3/08                    $  1,835,000
   2,000,000  Tack Capital Company (LOC:
                 Wachovia Bank), 3.380%, 7/3/08                       2,000,000
     210,000  Tanner & Guin LLC (LOC:
                 Amsouth Bank), 2.730%, 7/3/08                          210,000
     800,000  Trust No B-2 (LOC: Wachovia
                 Bank), 3.370%, 7/3/08                                  800,000
     590,000  Univ of AL Gen Rev Ser B
                 (SPA: Wachovia Bank),
                 3.480%, 7/3/08                                         590,000
   2,100,000  Upper IL Riv Vy Dev Auth IDR
                 (LOC: LaSalle Bank),
                 3.320%, 7/3/08                                       2,100,000
   1,775,000  Vulcan Inc (LOC: Regions
                 Bank), 2.980%, 7/3/08                                1,775,000
     820,000  WA St Econ Dev Fin Auth EDR
                 (Benaroya Resh-D) (LOC: Bank
                 of America), 2.480%, 7/3/08                            820,000
   1,070,000  Westchester Co NY IDA Rev
                 (WP Distributors) (LOC: First
                 Union National Bank),
                 3.370%, 7/3/08                                       1,070,000
   1,255,000  Westwood Baptist Church
                 (LOC: US Bank), 3.050%, 7/3/08                       1,255,000
   5,590,000  Willow Creek Company
                 (LOC: Fifth Third Bank),
                 3.980%, 7/3/08                                       5,590,000
     600,000  Wilmington Iron & Metal
                 (LOC: JPMorgan), 3.100%, 7/3/08                        600,000
     750,000  First Church of Nazarene
                 Pascagoula MS (LOC:
                 SouthTrust Bank),
                 3.420%, 7/4/08                                         750,000
   1,720,000  Gasmor Corp & Scientific
                 (LOC: Wachovia Bank),
                 3.320%, 7/4/08                                       1,720,000
  10,345,000  CFM International Inc (GTD:
                 General Electric),
                 2.710%, 7/7/08                                      10,345,000
--------------------------------------------------------------------------------
              TOTAL VARIABLE RATE DEMAND NOTES                     $236,546,000
--------------------------------------------------------------------------------

              TAXABLE MUNICIPAL BONDS -- 5.6%
   1,000,000  Butler Co OH LTGO BANS,
                 5.470%, 8/7/08                                       1,000,000
     500,000  McHenry Co IL Cmnty Unit
                 Sch Dist LTGO Ser C,
                 3.250%, 10/1/08                                        500,050
   2,300,000  Groton City CT UTGO BANS,
                 3.000%, 10/9/08                                      2,301,611
   6,600,000  Avon OH UTGO BANS,
                 4.650%, 11/26/08                                     6,612,936
     510,000  Chicago IL UTGO, 3.742%, 1/1/09                           510,000
   3,300,000  New Bedford MA LTGO BANS
                 Ser B, 3.250%, 2/13/09                               3,305,194
   5,500,000  Franklin Co OH Spl Oblig
                 UTGO (Stadium Fac Proj),
                 4.250%, 3/13/09                                      5,505,540
   1,200,000  South Lebanon Village OH
                 Tax Increment Rev BANS
                 (LOC: LaSalle Bank),
                 4.000%, 4/29/09                                      1,200,000
--------------------------------------------------------------------------------
              TOTAL TAXABLE MUNICIPAL BONDS                        $ 20,935,331
--------------------------------------------------------------------------------

              CERTIFICATE OF DEPOSIT -- 0.4%
   1,600,000  Suntrust Bank, 4.415%, 6/15/09                       $  1,601,516
--------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 1.1%
   2,071,000  Charlotte NC COP dated 6/11/08
                 (Nascar Hall of Fame) (LOC: KBC
                 Bank NV), 3.400%, 3/4/09                             2,071,000
   2,000,000  Charlotte NC COP dated 6/17/08
                 (Nascar Hall of Fame) (LOC: KBC
                 Bank NV), 3.400%, 3/4/09                             2,000,000
--------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER                               $  4,071,000
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 2.1%
   7,886,000  Merrill Lynch Institutional Fund                     $  7,886,000
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 101.6%
              (Amortized Cost $376,625,414)                        $376,625,414

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (1.6%)                              (5,880,714)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $370,744,700
================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 28.8%
$    310,000  Merrill Lynch & Company,
                 3.125%, 7/15/08                                   $    309,655
     249,000  US Bank NA, 6.300%, 7/15/08                               249,142
     250,000  Fifth Third Bank FRN,
                 2.947%, 7/28/08                                        247,123
     200,000  American Express Credit
                 Corp FRN, 2.391%, 7/30/08                              199,713
     650,000  AIG SunAmerica Global
                 Finance, 5.850%, 8/1/08                                650,407
     440,000  Bank One Corp, 6.000%, 8/1/08                             440,614
   4,285,000  Wachovia Corp, 6.250%, 8/4/08                           4,290,961
   4,714,000  Regions Financial Corp,
                 4.500%, 8/8/08                                       4,713,952
   1,500,000  Regions Financial Corp FRN,
                 2.838%, 8/8/08                                       1,498,683
     216,000  Caterpillar Financial Services
                 Corp, 3.700%, 8/15/08                                  215,529
     100,000  Caterpillar Financial Services
                 Corp, 4.450%, 8/15/08                                   99,949
     700,000  JPMorgan Chase & Company,
                 6.750%, 8/15/08                                        701,291
     100,000  US Bank NA, 3.900%, 8/15/08                                99,810
     250,000  Wachovia Bank NA, 4.375%, 8/15/08                         249,998
     700,000  Wachovia Corp, 3.500%, 8/15/08                            699,703
     200,000  Wells Fargo Company,
                 3.120%, 8/15/08                                        199,690
   1,930,000  Chubb Corp, 5.472%, 8/16/08                             1,932,528
     515,000  Citicorp, 7.250%, 9/1/08                                  517,771
     135,000  Int'l Lease Finance Corp,
                 4.350%, 9/15/08                                        134,719
     850,000  Key Bank NA, 7.375%, 9/15/08                              855,312
     760,000  Key Bank NA, 7.500%, 9/15/08                              763,368
     100,000  National Rural Utilities,
                 5.250%, 9/15/08                                        100,280
     100,000  Goldman Sachs Group Inc
                 FRN, 2.891%, 9/22/08                                    99,579
     200,000  Goldman Sachs Group Inc
                 FRN, 2.841%, 9/24/08                                   199,108
     170,000  Southwestern Bell Telephone
                 Company, 6.590%, 9/29/08                               171,356
     350,000  Bank of Scotland PLC 144a,
                 3.750%, 9/30/08                                        348,642
   1,000,000  Fortis Bank FRN, 2.751%, 9/30/08                          999,358
     600,000  Comerica Bank, 6.000%, 10/1/08                            602,914
     250,000  Deutsche Bank Trust Corp,
                 6.000%, 10/15/08                                       251,885
     465,000  HSBC Finance Corp,
                 5.875%, 10/15/08                                       468,061
     250,000  JPMorgan Chase & Company,
                 5.750%, 10/15/08                                       251,603
     200,000  Merrill Lynch & Company,
                 6.375%, 10/15/08                                       201,100
   1,215,000  Suntrust Banks Inc, 4.000%, 10/15/08                    1,215,548
   1,500,000  Toronto Dominion Bank NY,
                 6.150%, 10/15/08                                     1,511,302
     100,000  Merrill Lynch & Company,
                 4.831%, 10/27/08                                        99,915
     200,000  Wachovia Corp, 6.000%, 10/30/08                           200,624
   2,927,000  Associates Corp (Citigroup),
                 6.250%, 11/1/08                                      2,939,171
   1,700,000  JPMorgan Chase & Company,
                 6.125%, 11/1/08                                      1,708,974
   4,150,000  National Rural Utilities,
                 5.750%, 11/1/08                                      4,164,524
   1,600,000  Associates Corp NA,
                 6.875%, 11/15/08                                     1,617,624
   2,300,000  Citicorp, 6.375%, 11/15/08                              2,311,451
   1,985,000  HSBC Finance Corp,
                 6.500%, 11/15/08                                     2,000,998
   1,600,000  SouthTrust Bank NA,
                 7.000%, 11/15/08                                     1,617,910
     950,000  HSBC Finance Corp,
                 6.470%, 11/17/08                                       959,943
     300,000  Bayerische Landesbank NY,
                 5.875%, 12/1/08                                        301,889
   1,000,000  Citigroup Inc, 10.000%, 12/1/08                         1,026,269
     100,000  Wachovia Bank NA,
                 5.800%, 12/1/08                                        100,818
     100,000  Citigroup Inc, 3.875%, 12/15/08                           100,128
     132,000  HSBC Finance Corp,
                 4.125%, 12/15/08                                       132,190
   1,835,000  Wachovia Corp, 5.625%, 12/15/08                         1,851,169
     166,000  JPMorgan Chase &
                 Company, 6.000%, 1/15/09                               168,371
     110,000  JPMorgan Chase &
                 Company, 6.250%, 1/15/09                               111,136
     100,000  JPMorgan Chase &
                 Company, 6.500%, 1/15/09                               101,514
   5,100,000  Morgan Stanley, 3.875%, 1/15/09                         5,096,285
   1,000,000  JPMorgan Chase &
                 Company, 6.375%, 1/30/09                             1,016,975
   1,070,000  HSBC Finance Corp,
                 5.875%, 2/1/09                                       1,078,756
   1,040,000  Republic New York Corp,
                 9.700%, 2/1/09                                       1,069,835
     490,000  Wachovia Corp, 6.375%, 2/1/09                             496,501
     325,000  Citigroup Inc, 3.625%, 2/9/09                             323,494
     500,000  Bank of America Corp,
                 5.875%, 2/15/09                                        506,821
   1,230,000  PNC Funding Corp,
                 6.125%, 2/15/09                                      1,249,418
     120,000  Wachovia Corp, 3.625%, 2/17/09                            119,719
     130,000  Bank of America Corp,
                 7.125%, 3/1/09                                         132,801
     110,000  Banque Paribas NY, 6.875%, 3/1/09                         112,409
   1,000,000  Centura Bank, 6.500%, 3/15/09                           1,014,269
     700,000  Citigroup Inc, 6.200%, 3/15/09                            713,034

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 28.8% (CONTINUED)
$    250,000  Mellon Funding Corp,
                 3.250%, 4/1/09                                    $    249,266
   1,000,000  Royal Bank of Scotland
                 Group PLC, 6.400%, 4/1/09                            1,020,564
     575,000  General Electric Capital Corp,
                 4.150%, 4/14/09                                        579,643
     200,000  Deutsche Bank Financial,
                 7.500%, 4/25/09                                        205,694
     100,000  US Bancorp, 5.300%, 4/28/09                               101,384
     500,000  Royal Bank of Canada,
                 3.875%, 5/4/09                                         503,536
     375,000  Citigroup Inc, 5.960%, 5/15/09                            375,000
     523,000  Citigroup Inc, 10.000%, 5/15/09                           551,284
   1,000,000  Credit Suisse FB USA Inc,
                 4.700%, 6/1/09                                       1,009,205
     900,000  American Express, 4.750%, 6/17/09                         908,086
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                $ 65,439,251
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 59.3%
      10,000  Edmond OK EDA Student Hsg
                 Rev (LOC: Allied Irish Bank),
                 3.400%, 7/1/08                                          10,000
   5,000,000  Legacy Park LLC (LOC: Fifth Third
                 Bank), 3.530%, 7/1/08                                5,000,000
   1,000,000  AK Indl Dev & Expt Auth
                 (LOC: Wells Fargo Bank NA),
                 2.630%, 7/2/08                                       1,000,000
     185,000  Alachua Co FL HFA MFH Rev
                 (Brookside Apts) (LOC: FNMA),
                 2.750%, 7/2/08                                         185,000
     700,000  Berks Co PA IDA Rev (LOC:
                 Wachovia Bank), 2.620%, 7/2/08                         700,000
   3,000,000  Cowboys Stadium LP 144a
                 (LOC: Bank of America),
                 2.550%, 7/2/08                                       3,000,000
     220,000  FL HFC Rev (Valencia) (LOC: FNMA),
                 2.750%, 7/2/08                                         220,000
     430,000  Goson Project (LOC: FHLB),
                 3.150%, 7/2/08                                         430,000
   1,000,000  Mason City Clinic (LOC: Wells
                 Fargo Bank), 2.530%, 7/2/08                          1,000,000
   2,765,000  20/20 Custom Molded Plastics
                 (LOC: National City Bank),
                 3.150%, 7/3/08                                       2,765,000
     590,000  208 Associates LLC (LOC: Key
                 Bank), 2.750%, 7/3/08                                  590,000
   3,250,000  Agra Enterprises LLC (LOC: US
                 Bank NA), 3.200%, 7/3/08                             3,250,000
     900,000  Albuquerque NM Indl Rev
                 (K-Tech Corp) (LOC: Wells
                 Fargo Bank), 2.480%, 7/3/08                            900,000
     465,000  American Watchmakers Institute
                 (LOC: Fifth Third Bank),
                 2.680%, 7/3/08                                         465,000
     105,000  Berks Cardiologists (LOC:
                 Wachovia Bank), 3.330%, 7/3/08                         105,000
     850,000  Brooklake Community Church
                 (LOC: Key Bank), 2.750%, 7/3/08                        850,000
     585,000  Brundidge AL Combined
                 Utilities Rev (LOC: SouthTrust
                 Bank), 2.980%, 7/3/08                                  585,000
     132,000  BTC Properties LLC (LOC:
                 Regions Bank), 2.730%, 7/3/08                          132,000
     730,000  CA Infra & Econ Dev Bk IDR
                 (Studio Moulding) (LOC:
                 Comerica Bank), 2.580%, 7/3/08                         730,000
     326,700  Campus Research Corp (LOC:
                 Wells Fargo Bank), 2.630%, 7/3/08                      326,700
     465,000  Carmel IN IDR (Telamon Corp)
                 (LOC: LaSalle Bank), 2.650%, 7/3/08                    465,000
     430,000  Carmel IN IDR (Telamon Corp)
                 Ser 1996 B (LOC: LaSalle
                 Bank), 2.650%, 7/3/08                                  430,000
     905,000  Century Motors Acura (Elizabeth
                 Connelley Trust) (LOC: US
                 Bank NA), 3.050%, 7/3/08                               905,000
   4,400,000  Class B Revenue Bond Ctf Ser
                 2004-2 (SPA: AIG Retirement
                 Services), 2.733%, 7/3/08                            4,400,000
     265,000  CO HFA Mfg Rev (Ready Foods
                 PJ-B-1) (LOC: US Bank NA),
                 2.533%, 7/3/08                                         265,000
     800,000  CO HFA Mfg Rev (Ready Foods
                 PJ-B-2) (LOC: US Bank NA),
                 2.533%, 7/3/08                                         800,000
     200,000  Connelly & Brueshaber #1 (LOC:
                 US Bank NA), 3.050%, 7/3/08                            200,000
     150,000  Connelly / Brueshaber Partnership
                 (LOC: US Bank NA), 3.050%, 7/3/08                      150,000
     775,000  Culbertson James & Les
                 (LOC: Key Bank), 2.750%, 7/3/08                        775,000
     634,000  CWB Investment LLC (LOC:
                 Fifth Third Bank), 2.630%, 7/3/08                      634,000
     110,000  Diamond Dev Group Inc (LOC:
                 Fifth Third Bank), 3.200%, 7/3/08                      110,000
     260,000  Employers Resource Associates
                 Inc (LOC: Fifth Third Bank),
                 3.050%, 7/3/08                                         260,000
     435,000  Ferriot Inc (LOC: FHLB),
                 3.150%, 7/3/08                                         435,000
     608,000  Fitch Denney Funeral Home
                 (LOC: FHLB), 2.630%, 7/3/08                            608,000
     440,000  FL HFC MFH (Avalon Reserve)
                 (LOC: FNMA), 3.000%, 7/3/08                            440,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 59.3%
              (CONTINUED)
$  1,915,000  Ft Mitchell Station (LOC: Fifth
                 Third Bank), 3.200%, 7/3/08                       $  1,915,000
   1,000,000  Genoa Medical Development
                 (LOC: Fifth Third Bank),
                 3.150%, 7/3/08                                       1,000,000
   3,580,000  Grasshopper Investments
                 144a (LOC: US Bank NA),
                 3.100%, 7/3/08                                       3,580,000
     100,000  Guilford Capital LLC Ser 01B
                 (LOC: Regions Bank),
                 2.980%, 7/3/08                                         100,000
     215,000  IL Fin Auth Rev (Chicago
                 Christian-B) (LOC: Fifth Third
                 Bank), 2.630%, 7/3/08                                  215,000
     395,000  IL Fin Auth Rev (Sauk Valley
                 Cmnty) (LOC: Fifth Third Bank),
                 2.730%, 7/3/08                                         395,000
     815,000  Jackson Foods Stores (LOC:
                 Key Bank), 2.750%, 7/3/08                              815,000
   1,800,000  JD Parks & Lissa Parks (LOC:
                 Amsouth Bank), 3.480%, 7/3/08                        1,800,000
     350,000  La Crosse WI IDR (GGP Inc) (LOC:
                 Wells Fargo Bank NA),
                 2.580%, 7/3/08                                         350,000
     455,000  Lake Oswego OR Redev Agy
                 Tax Incrmnt Rev (LOC: Wells
                 Fargo Bank), 2.480%, 7/3/08                            455,000
   2,385,000  Livingston Co NY IDA Civic Fac
                 Rev (LOC: HSBC), 2.730%, 7/3/08                      2,385,000
     515,000  Maine Fin Auth IDR (Crobb Box
                 Co) (LOC: Key Bank NA),
                 2.750%, 7/3/08                                         515,000
   2,825,000  Malsbary Medical LLC (LOC:
                 US Bank NA), 3.050%, 7/3/08                          2,825,000
   1,025,000  Max Daetwyler Corp (LOC:
                 Wachovia Bank), 3.470%, 7/3/08                       1,025,000
     370,000  MBE Investment Company LLC
                 (LOC: FHLB), 2.750%, 7/3/08                            370,000
   2,775,000  McGrenho LLC (LOC: Fifth Third
                 Bank), 3.250%, 7/3/08                                2,775,000
   3,360,000  Med Realty Group (LOC:
                 SouthTrust Bank), 3.420%, 7/3/08                     3,360,000
     640,000  Memphis TN Health Edl & Hsg
                 (Alco Pptys Apt) (LOC: Regions
                 Bank), 2.580%, 7/3/08                                  640,000
     505,000  Memphis TN Health Edl & Hsg
                 (Alco Pptys) Ser B (LOC:
                 Regions Bank), 2.780%, 7/3/08                          505,000
     380,000  Memphis TN Health Edl & Hsg
                 (Breezy Point Apt) (LOC:
                 Amsouth Bank), 2.780%, 7/3/08                          380,000
     950,000  MI St Hsg Dev Auth Multi-Family
                 Rev (Canterbury Apts) (LOC:
                 FHLB), 2.600%, 7/3/08                                  950,000
     330,000  Miami River Stone Company
                 (LOC: US Bank NA), 3.100%, 7/3/08                      330,000
   1,979,000  Mill St Village LLC (LOC: FHLB),
                 2.680%, 7/3/08                                       1,979,000
     760,000  Montgomery Co NY IDA Rev
                 (CNB Fin Corp) (LOC: FHLB),
                 2.730%, 7/3/08                                         760,000
   2,065,000  Moody's Professional Building
                 (LOC: Regions Bank),
                 2.780%, 7/3/08                                       2,065,000
   7,395,000  Mountain Agency Inc (LOC:
                 US Bank NA), 2.630%, 7/3/08                          7,395,000
   1,520,000  Mountain St University Inc WV
                 Rev (LOC: Fifth Third Bank),
                 2.630%, 7/3/08                                       1,520,000
     680,000  MS Business Fin Corp IDR
                 (Yeast Co Proj) (LOC: Regions
                 Bank), 2.980%, 7/3/08                                  680,000
     475,000  MU LLC Taxable Notes (LOC:
                 Fifth Third Bank), 2.680%, 7/3/08                      475,000
     240,000  Muscle Shoals AL IDR
                 (Robbins LLC) (LOC: Amsouth
                 Bank), 2.730%, 7/3/08                                  240,000
     345,000  New York NY IDA Civic Fac Rev
                 (LOC: HSBC), 2.600%, 7/3/08                            345,000
     300,000  New York NY IDA Civic Fac Rev
                 (LOC: HSBC), 2.980%, 7/3/08                            300,000
   1,850,000  NGSP Inc (LOC: Bank of America),
                 2.500%, 7/3/08                                       1,850,000
     965,000  Oklahoma Co OK Fin Auth IDR
                 (Factory Direct) (LOC: Bank
                 One), 5.230%, 7/3/08                                   965,000
   1,913,000  Parker Towing (LOC: Regions
                 Bank), 2.980%, 7/3/08                                1,913,000
     360,000  Pomegranate Development Ltd
                 (LOC: Key Bank NA),
                 2.750%, 7/3/08                                         360,000
   1,660,000  Progress Industrial Properties
                 (LOC: FHLB), 3.150%, 7/3/08                          1,660,000
     170,000  PTI Investment Association
                 (LOC: Key Bank NA), 2.750%, 7/3/08                     170,000
     795,000  Red Diamond Inc (LOC: Regions
                 Bank), 2.730%, 7/3/08                                  795,000
   3,845,000  Revenue Bond Ctf Ser 2004-15
                 (Centennial East II Apts) (SPA:
                 AIG Retirement Services),
                 2.733%, 7/3/08                                       3,845,000
   1,435,000  Revenue Bond Ctf Ser 2004-19
                 (The Landings) (SPA: AIG
                 Retirement Services),
                 3.182%, 7/3/08                                       1,435,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 59.3%
              (CONTINUED)
$  2,860,529  Revenue Bond Ctf Ser 2005
                 (SPA: AIG Retirement Services),
                 3.182%, 7/3/08                                    $  2,860,529
   2,840,000  Revenue Bond Ctf Ser 2006-3
                 (Meridian Apts PJ) (SPA: AIG
                 Retirement Services),
                 3.182%, 7/3/08                                       2,840,000
     918,000  Revenue Bond Ctf Ser 2006-7
                 (Sterling Park Apts) (SPA:
                 AIG Retirement Services),
                 2.733%, 7/3/08                                         918,000
     616,000  Revenue Bond Ctf Ser 2007-2
                 (North Oak) (SPA: AIG
                 Retirement Services),
                 3.182%, 7/3/08                                         616,000
     580,000  Riverside Co CA IDA IDR
                 (Advance Business) (LOC:
                 CA State Teachers Retirement
                 System), 2.580%, 7/3/08                                580,000
   1,215,000  Schmitz Ready Mix Inc (LOC:
                 US Bank NA), 2.880%, 7/3/08                          1,215,000
   2,125,000  Serra Works Bond LLC
                 (LOC: Fifth Third Bank),
                 2.970%, 7/3/08                                       2,125,000
   4,760,000  Shehata Said & Shehata
                 (LOC: Wells Fargo Bank),
                 2.630%, 7/3/08                                       4,760,000
     130,000  Smuggler's Notch Management
                 (LOC: Key Bank NA),
                 2.750%, 7/3/08                                         130,000
   4,895,000  Springfield MO Redev Auth Rev
                 (Univ Plaza Hotel) (LOC:
                 Bank of America), 2.680%, 7/3/08                     4,895,000
   2,080,000  SRI Realty Trust (LOC: Wachovia
                 Bank), 3.420%, 7/3/08                                2,080,000
     930,000  Stonehedge Enterprises (LOC:
                 FHLB), 3.150%, 7/3/08                                  930,000
      60,000  Suffolk Co NY IDR Civic Fac (LOC:
                 JPMorgan), 2.600%, 7/3/08                               60,000
     400,000  Surry Co NC Indl Facs & PCR Fin
                 Auth Rev (Ottenweller) (LOC:
                 JPMorgan), 2.630%, 7/3/08                              400,000
     100,000  Terre Haute IN Intl Arprt Auth Rev
                 (Tri Aerospace) (LOC: Northern
                 Trust), 2.980%, 7/3/08                                 100,000
     890,000  TKBMN LLC (LOC: FHLB),
                 2.630%, 7/3/08                                         890,000
   4,500,000  Union Springs Wastewater (LOC:
                 Regions Bank), 2.930%, 7/3/08                        4,500,000
     100,000  Univ of AL Gen Rev Ser B (SPA:
                 Wachovia Bank), 3.480%, 7/3/08                         100,000
   1,425,000  Village Enterprises (LOC: Key
                 Bank), 2.750%, 7/3/08                                1,425,000
     530,000  VT HFA Student Hsg (West Block)
                 (LOC: Bank of Nova Scotia),
                 3.000%, 7/3/08                                         530,000
     526,000  WAI Enterprises LLC (LOC: FHLB),
                 3.050%, 7/3/08                                         526,000
     600,000  Washington MO IDA Indl Rev
                 (LOC: US Bank NA),
                 2.600%, 7/3/08                                         600,000
   1,220,000  West Covina CA PFA Tax
                 Allocation Rev (LOC: Allied
                 Irish Bank), 2.560%, 7/3/08                          1,220,000
     615,000  West Point Market Inc (LOC:
                 FHLB), 3.150%, 7/3/08                                  615,000
     500,000  Westgate Investment Fund
                 (LOC: Wells Fargo Bank),
                 2.480%, 7/3/08                                         500,000
     150,000  Wilmington Iron & Metal
                 Company (LOC: JPMorgan),
                 3.050%, 7/3/08                                         150,000
     740,000  Windsor Med Ctr (LOC: FHLB),
                 3.150%, 7/3/08                                         740,000
     680,000  WWMT Ltd (LOC: FHLB),
                 3.150%, 7/3/08                                         680,000
     100,000  Yankee Hill Housing LP (LOC:
                 Wells Fargo Bank),
                 2.480%, 7/3/08                                         100,000
   2,490,000  Baldwin Bone & Joint Med Ctr
                 LLC (LOC: SouthTrust Bank),
                 3.520%, 7/4/08                                       2,490,000
     970,000  Community Christian Schools
                 Inc (LOC: SouthTrust Bank),
                 3.380%, 7/4/08                                         970,000
   2,300,000  Diaz-Upton LLC (LOC: State
                 Street Bank), 3.380%, 7/4/08                         2,300,000
     550,000  James O Lunceford Gardner
                 (LOC: Wachovia Bank),
                 3.520%, 7/4/08                                         550,000
   2,535,000  Lee Family Partnership (LOC:
                 FHLB), 3.350%, 7/4/08                                2,535,000
--------------------------------------------------------------------------------
              TOTAL VARIABLE RATE DEMAND NOTES                     $134,488,229
--------------------------------------------------------------------------------

              TAXABLE MUNICIPAL BONDS -- 7.5%
   1,105,000  Butler Co OH LTGO BANS,
                 5.470%, 8/7/08                                       1,105,000
   1,300,000  Lowell MA St Aid LTGO BANS,
                 5.750%, 8/21/08                                      1,300,386
   1,500,000  Lebanon OH LTGO BANS
                 (Telecom), 6.750%, 9/17/08                           1,502,312
   1,400,000  Groton City CT UTGO BANS,
                 3.000%, 10/9/08                                      1,400,981
   1,000,000  Avon OH BANS (Mun Bldg),
                 4.650%, 11/26/08                                     1,001,974

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              TAXABLE MUNICIPAL BONDS -- 7.5%
              (CONTINUED)
$  3,600,000  Avon OH UTGO BANS,
                 4.650%, 11/26/08                                  $  3,607,055
     380,000  Pataskala OH LTGO BANS,
                 6.250%, 12/18/08                                       381,273
   2,700,000  New Bedford MA LTGO BANS
                 Ser B, 3.250%, 2/13/09                               2,704,250
   3,300,000  Franklin Co OH Spl Oblig
                 UTGO (Stadium Fac Proj),
                 4.250%, 3/13/09                                      3,303,323
     700,000  South Lebanon Village OH
                 Tax Increment Rev BANS
                 (LOC: LaSalle Bank),
                 4.000%, 4/29/09                                        700,000
--------------------------------------------------------------------------------
              TOTAL TAXABLE MUNICIPAL BONDS                        $ 17,006,554
--------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 1.5%
   3,429,000  Charlotte NC COP (Nascar Hall
                 of Fame) (LOC: KBC Bank NV),
                 3.750%, 10/8/08                                   $  3,429,000
--------------------------------------------------------------------------------

              CERTIFICATE OF DEPOSIT -- 0.4%
   1,000,000  Suntrust Bank, 4.415%, 6/15/09                       $  1,000,947
--------------------------------------------------------------------------------

                                                                      MARKET
SHARES                                                                VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 3.8%
   8,678,000  Merrill Lynch Institutional Fund                     $  8,678,000
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 101.3%
              (Amortized Cost $230,041,981)                        $230,041,981

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (1.3%)                              (2,943,468)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $227,098,513
================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
U.S. Government Money Market Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 66.9%
$    110,000  FFCB, 5.87%, 9/2/08                                  $    110,469
     505,000  FHLB, 3.38%, 7/21/08                                      505,250
     230,000  FHLB, 5.13%, 8/8/08                                       230,596
     225,000  FHLB, 4.00%, 8/13/08                                      225,338
     125,000  FHLB, 3.75%, 8/15/08                                      125,209
     100,000  FHLB, 3.50%, 8/19/08                                      100,069
     175,000  FHLB, 3.50%, 8/22/08                                      175,231
     290,000  FHLB, 4.25%, 9/12/08                                      291,083
     500,000  FHLB, 5.10%, 9/19/08                                      502,772
     150,000  FHLB, 3.63%, 11/14/08                                     150,586
      50,000  FHLB, 4.00%, 12/1/08                                       50,000
     185,000  FHLMC, 3.15%, 7/30/08                                     185,125
     135,000  FHLMC, 4.50%, 8/4/08                                      135,221
     100,000  FHLMC, 4.30%, 9/24/08                                     100,412
     290,000  FHLMC, 4.63%, 12/19/08                                    292,518
     520,000  FHLMC, 4.88%, 2/17/09                                     526,143
     100,000  FHLMC, 5.40%, 7/16/09                                     100,118
     150,000  FNMA, 3.88%, 7/15/08                                      150,062
     650,000  FNMA, 3.00%, 7/16/08                                      650,174
     250,000  FNMA, 4.00%, 8/8/08                                       250,367
     195,000  FNMA, 3.25%, 8/15/08                                      195,173
     100,000  FNMA, 3.88%, 8/15/08                                      100,159
     250,000  FNMA, 3.38%, 12/15/08                                     250,940
   2,000,000  Overseas Private Investment
                 Corp, 2.45%, 7/2/08                                  1,999,999
   2,869,721  Overseas Private Investment
                 Corp, 2.45%, 7/2/08                                  2,869,720
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                   $ 10,272,734
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 15.5%
     290,000  CA Statewide CDA MFH Rev
                 (Sunrise Fresno) (LOC: FNMA),
                 2.58%, 7/3/08                                          290,000
     250,000  Chattanooga TN Health Edl & Hsg
                 Fac Bd MFH (Windridge-B)
                 (LOC: FNMA), 2.75%, 7/2/08                             250,000
     700,000  NY State Hsg Fin Agy Rev
                 (LOC: FHLMC), 2.58%, 7/3/08                            700,000
     545,000  Sacramento Co CA Hsg Auth
                 MFH Rev (Deer Park Apts)
                 (LOC: FNMA), 2.53%, 7/3/08                             545,000
     600,000  Simi Valley CA Hsg MFH Rev
                 (Parker Ranch)(LOC: FNMA),
                 2.53%, 7/3/08                                          600,000
--------------------------------------------------------------------------------
              TOTAL VARIABLE RATE DEMAND NOTES                     $  2,385,000
--------------------------------------------------------------------------------

     FACE
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

              REPURCHASE AGREEMENT -- 17.4%
$  2,680,000  Morgan Stanley Dean Witter Inc 2.12%
                 dated 06/30/08 due 07/01/08
                 repurchase proceeds $2,680,157.82
                 (Collateralized by $2,645,000
                 FHLB 5.35% due 02/06/12; fair
                 value $2,737,971.75)                              $  2,680,000
--------------------------------------------------------------------------------


              TOTAL INVESTMENT SECURITIES
              AND REPURCHASE AGREEMENT -- 99.8%
              (Amortized Cost $15,337,734)                         $ 15,337,734

              OTHER ASSETS IN
              EXCESS OF LIABILITIES -- 0.2%                              33,833
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $ 15,371,567
================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in nets assets for a fiscal period.

PORTFOLIO SECURITIES LOANED

As of June 30, 2008, the High Yield Fund had loaned corporate bonds having a fair value of approximately $1,496,425 and had received collateral valued at $1,567,031 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

DOLLAR ROLL TRANSACTIONS

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

INVESTMENT INCOME

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of June 30, 2008, the Funds had the following federal tax cost resulting in unrealized depreciation as follows:

                                                      GROSS                GROSS                   NET
                               FEDERAL              UNREALIZED           UNREALIZED            UNREALIZED
                               TAX COST            APPRECIATION         DEPRECIATION          DEPRECIATION
------------------------------------------------------------------------------------------------------------
Core Bond Fund              $  60,198,969           $   139,034        $ (2,450,076)          $ (2,311,042)
High Yield Fund             $  89,799,837           $   317,448        $ (6,683,693)          $ (6,366,245)

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
CDA - Communities Development Authority
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
GTD - Guaranteed
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PFA - Public Finance Authority
SPA - Stand-by Purchase Agreement
UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Investment Trust

By:    /s/ Jill T. McGruder
       -------------------------------------
Name:  Jill T. McGruder
Title: President

Date:  August 14, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Terrie A. Wiedenheft
       -------------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  August 12, 2008